Income Taxes (Details) - Schedule of Unrecognized Tax Benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022
Schedule of Unrecognized Tax Benefits [Abstract]
Beginning balance	$ 716	$ 697
Additions for tax positions of prior years	49	19
Reductions for tax positions of prior years	0	0
Loss before provision for income taxes	$ 765	$ 716